NATURE OF BUSINESS AND GOING CONCERN (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Cash	$ 57,435	$ 2,443
Prepayment and other assets	0	0
Property and equipment, net	0	0
TOTAL ASSETS	59,003	27,726
Accrued liabilities and other payable	170,740	150,302
Due to related parties	263,023	209,693
TOTAL LIABILITIES	434,873	382,176
Variable Interest Entities (VIE) [Member]
Cash	0	0
Prepayment and other assets	0	0
Property and equipment, net	0	0
TOTAL ASSETS	0	0
Accrued liabilities and other payable	0	0
Due to VIE holding companies	0	0
Due to related parties	0	0
TOTAL LIABILITIES	$ 0	$ 0